RETIREMENT PLAN SHARES

Thornburg Global Opportunities Fund

(“Global Opportunities Fund”)

Class R3: THORX

Class R4: THOVX

Class R5: THOFX

Thornburg International Equity Fund

(“International Equity Fund”)

Class R3: TGVRX

Class R4: THVRX

Class R5: TIVRX

Thornburg International Growth Fund

(“International Growth Fund”)

Class R3: TIGVX

Class R4: TINVX

Class R5: TINFX

Thornburg Developing World Fund

(“Developing World Fund”)

Class R5: THDRX

Thornburg Investment Income
Builder Fund

(“Investment Income Builder Fund”)

Class R3: TIBRX

Class R4: TIBGX

Class R5: TIBMX

Thornburg Limited Term
U.S. Government Fund

(“Limited Term U.S. Government Fund”)

Class R3: LTURX

Class R4: LTUGX

Class R5: LTGRX

Thornburg Limited Term Income Fund

(“Limited Term Income Fund”)

Class R3: THIRX

Class R4: THRIX

Class R5: THRRX

Thornburg Strategic Income Fund

(“Strategic Income Fund”)

Class R3: TSIRX

Class R4: TSRIX

Class R5: TSRRX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Thornburg investment trust

Funds Prospectus

FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

i

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg investment trust

Table of Contents

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	1.09%	0.93%	0.48%
Total Annual Fund Operating Expenses	2.42%	2.01%	1.31%
Fee Waiver/Expense Reimbursement(1)	(0.93)%	(0.77)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.49%	1.24%	0.99%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$152	$666	$1,206	$2,686
Class R4 Shares	$126	$556	$1,012	$2,276
Class R5 Shares	$101	$384	$688	$1,551

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.07% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures Class R3, Class R4 and Class R5 share performance to the MSCI All Country World Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	21.70%	6/30/2020
Lowest Quarterly Results	-24.86%	3/31/2020

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Average Annual Total Returns

(periods ended 12-31-25)

Class R3 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	40.43%	13.31%	11.22%
Return After Taxes on Distributions	38.21%	11.27%	9.85%
Return After Taxes on Distributions and Sale of Fund Shares	25.02%	9.92%	8.73%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R4 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	40.53%	13.40%	11.32%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R5 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	41.11%	13.86%	11.77%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2006.

Miguel Oleaga, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

International Equity Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.

The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.38%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.63%	1.42%	1.17%
Fee Waiver/Expense Reimbursement(1)	(0.23)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%	1.15%	0.90%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.40%, 1.15% and 0.90%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$143	$492	$865	$1,914
Class R4 Shares	$117	$423	$751	$1,679
Class R5 Shares	$92	$345	$618	$1,396

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of non-U.S. companies and depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Equity Fund

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The Index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Equity Fund

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	18.53%	12/31/2022
Lowest Quarterly Results	-19.56%	3/31/2020

Average Annual Total Returns

(periods ended 12-31-25)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	33.56%	8.73%	8.71%
Return After Taxes on Distributions	32.23%	6.98%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares	20.34%	6.21%	6.35%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	33.79%	8.95%	8.92%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class R5 Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.15%	9.23%	9.21%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lei Wang, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2006.

Matt Burdett, a managing director and head of equities of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	1.00%	1.01%	0.90%
Total Annual Fund Operating Expenses	2.36%	2.12%	1.76%
Fee Waiver/Expense Reimbursement(1)	(0.87)%	(0.88)%	(0.77)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.49%	1.24%	0.99%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$152	$653	$1,182	$2,629
Class R4 Shares	$126	$579	$1,058	$2,382
Class R5 Shares	$101	$479	$882	$2,009

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.90% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities. For this purpose, the Fund currently considers a company to be a growth company if it meets any of the following criteria:

•It is a constituent of the MSCI All Country World Growth Index; or

•It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index; or

•It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index. FactSet has no affiliation with the Fund or its investment advisor.

While the Fund expects to invest primarily in foreign equity securities (primarily common stocks), the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Growth Company Risk – Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Information Technology Securities Risk – Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	25.89%	6/30/2020
Lowest Quarterly Results	-17.77%	12/31/2018

Average Annual Total Returns

(periods ended 12-31-25)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.09%	-1.49%	5.09%
Return After Taxes on Distributions	9.83%	-2.24%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares	6.14%	-1.15%	3.98%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.18%	-1.40%	5.19%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.64%	-1.01%	5.61%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Nicholas Anderson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Sean Sun, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2017.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R5
Management Fees	0.97%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.11%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver/Expense Reimbursement(1)	(1.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.04%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.04%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	$106	$551	$1,023	$2,328

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.93% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. Developing countries are considered by Thornburg generally to be those countries which are not included in the MSCI World Index. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in a developing country, or maintains most of its assets in one or more such countries;

•has equity securities that are traded principally on a stock exchange of a developing country; or

•derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 share performance to the MSCI Emerging Markets Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R5 Shares

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

	Total Returns	Quarter ended
Highest Quarterly Results	21.77%	6/30/2020
Lowest Quarterly Results	-24.75%	3/31/2020

Average Annual Total Returns

(periods ended 12-31-25)

Class R5 Shares	1 Year	5 YEARS	10 YearS
Return Before Taxes	27.84%	0.89%	7.10%
Return After Taxes on Distributions	26.00%	0.05%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	16.44%	0.28%	5.42%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Pablo Echavarria, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2025.

Di Zhou, CFA, FRM, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2025.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Investment Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.36%	0.45%	0.37%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	1.58%	1.42%	1.09%
Fee Waiver/Expense Reimbursement(2)	(0.06)%	(0.15)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.52%	1.27%	1.02%
(1)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24%, and 0.99% respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$155	$493	$855	$1,873
Class R4 Shares	$129	$435	$762	$1,689
Class R5 Shares	$104	$340	$594	$1,322

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.78% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Convertible Debt Obligation Risk – The market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Index Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	15.81%	12/31/2020
Lowest Quarterly Results	-26.02%	3/31/2020

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.09%	14.51%	10.50%
Return After Taxes on Distributions	33.50%	12.33%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	21.68%	10.49%	7.48%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.20%	14.63%	10.61%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.78%	15.09%	11.05%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Matt Burdett, a managing director and head of equities of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2002.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Limited Term U.S. Government Fund

Investment Goal

The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.

As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	1.06%	1.67%	1.74%
Total Annual Fund Operating Expenses	1.93%	2.29%	2.11%
Fee Waiver/Expense Reimbursement(1)	(0.76)%	(1.37)%	(1.44)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.17%	0.92%	0.67%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.17%, 0.92%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$119	$532	$971	$2,192
Class R4 Shares	$94	$584	$1,100	$2,519
Class R5 Shares	$68	$522	$1,001	$2,327

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.17% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term U.S. Government Fund

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage-backed securities and in CMOs, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or CMO), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	4.33%	12/31/2023
Lowest Quarterly Results	-3.65%	3/31/2022

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term U.S. Government Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.47%	0.42%	1.14%
Return After Taxes on Distributions	5.30%	-0.43%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	-0.05%	0.55%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.48%	0.40%	1.13%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.81%	0.72%	1.46%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Limited Term Income Fund

Investment Goal

The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.

As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.27%	0.54%	0.39%
Total Annual Fund Operating Expenses	1.09%	1.11%	0.71%
Fee Waiver/Expense Reimbursement(1)	(0.10)%	(0.37)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.74%	0.49%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%, 0.74% and 0.49%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$337	$591	$1,320
Class R4 Shares	$76	$316	$576	$1,319
Class R5 Shares	$50	$205	$373	$862

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.96% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by S&P, Baa by Moody’s, the of equivalent short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. As a result, the Fund also maintains a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s portfolio maturity and average effective duration may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Income Fund

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations in which the Fund is permitted to invest may have, or may be perceived to have, greater risk of default and ratings downgrades.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significant in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Income Fund

share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.66%	6/30/2020
Lowest Quarterly Results	-3.94%	3/31/2022

Average Annual Total Returns

(periods ended 12-31-25)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.56%	1.44%	2.53%
Return After Taxes on Distributions	5.01%	0.36%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.86%	0.62%	1.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.48%	1.44%	2.53%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.09%	1.94%	2.98%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2010.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income.

The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	1.85%	1.51%	0.32%
Total Annual Fund Operating Expenses	2.88%	2.29%	0.85%
Fee Waiver/Expense Reimbursement(1)	(1.63)%	(1.04)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%	1.25%	0.60%
(1)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.25%, 1.25% and 0.60%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$127	$738	$1,374	$3,087
Class R4 Shares	$127	$615	$1,130	$2,545
Class R5 Shares	$61	$246	$447	$1,026

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.03% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•mortgage-backed securities and other asset-backed securities, including commercial mortgage-backed securities

•convertible debt obligations

•obligations issued by foreign governments (including developing countries)

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”)

•obligations of the U.S. government and its agencies and sponsored enterprises

•structured notes

•zero coupon bonds and “stripped” securities

•taxable municipal obligations and participations in municipal obligations

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Convertible Debt Obligation Risk – The market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Zero Coupon Bonds and Stripped Securities Risk – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security). Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. The Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 51 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	7.85%	6/30/2020
Lowest Quarterly Results	-5.71%	3/31/2020

Average Annual Total Returns

(periods ended 12-31-25)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.86%	2.52%	4.09%
Return After Taxes on Distributions	4.97%	0.92%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	4.03%	1.22%	2.50%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.86%	2.54%	4.08%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.56%	3.18%	4.70%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Ali Hassan, cfa, frm, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2018.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are described below but are not identified as a principal investment strategy for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information (“SAI”). The SAI also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

Fund Investment Goals

The investment goals for each Fund are stated above in each Fund Summary. Unless otherwise specified, the investment goals stated in each Fund Summary are fundamental policies of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

Principal Investment Strategies

A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. Information about those specific investment limitations is described for each Fund under the caption “Principal Investment Strategies” in the first part of this Prospectus or in the “Investment Limitations” section of the SAI. For purposes of any such limitation, the term “assets” means net assets of the Fund plus the amount of borrowings for investment purposes. In determining whether an investment will be consistent with a specific percentage limitation, the Fund generally determines the value of its assets immediately after, and as a result of, the Fund’s acquisition of that investment. In addition, for those Funds that are required to invest at least 80% of their assets in particular types of investments, the Fund will review its portfolio at least quarterly to confirm that it remains in compliance with that 80% policy, and if the Fund determines that it is out of compliance with its 80% policy, it will take steps to remedy that noncompliance within the time periods required by applicable rules under the Investment Company Act of 1940 (the “1940 Act”).

Investing in Stocks and Other Equity Securities

Equity securities include common stocks, preferred stocks, convertible securities, warrants, sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), partnership interests (including interests in master limited partnerships, private equity firms, and other public and private issuers organized as partnerships), shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

As described in the “Fund Summary” portions of this Prospectus, when the International Equity Fund, International Growth Fund, and Developing World Fund invest in an equity security, Thornburg typically categorizes that security in one of the following categories: Basic Value, Consistent Earner, Emerging Franchise, Growth Industry Leader, Consistent Grower, or Emerging Growth. The issuers of securities categorized by Thornburg as Basic Value generally operate in industries deemed to be mature as they are older, larger industries with slowing rates of growth, or in industries considered cyclical because their performance is generally correlated to economic business cycles. The stock prices of Basic Value securities also tend to be more sensitive to changes in outside factors such as interest rates or inflation, and may exhibit higher volatility in earnings and cash flow versus

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

securities categorized in the other two categories. The issuers of securities categorized by Thornburg as Consistent Earner typically exhibit one or more of the following characteristics: predictable growth; predictable profitability; predictable cash flow; or predictable levels of dividends. Consistent Earner securities also tend to operate in relatively stable industries, and their stock prices tend to be less sensitive to changes in outside factors such as changed in interest rates or inflation. The issuers of securities categorized by Thornburg as Emerging Franchises may operate in industries which are newer or less established that issuers in the other two categories, or may offer a product or service that is relatively new for the industry in which the issuer operates, or for which fewer competing products or services exists. Because they operate in newer industries or are positioned competitively relative to their peers, the issuers of Emerging Franchises securities have the potential to grow at an above average rate through increases in revenues, profits, or cash flows faster than the other categories of issuers. There is no limitation on the percentage of the Fund’s assets which shall be invested in equity securities within each of those categories, and the allocation of the Fund’s assets across those three categories is expected to vary over time. The issuers of securities categorized by Thornburg as Growth Industry Leader generally often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established. The issuers of securities categorized by Thornburg as Consistent Grower generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets. The issuers of securities categorized by Thornburg as Emerging Growth often address a new market or carve out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

•General Risks of Equity Securities – Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

•Market and Economic Risks Affecting Equity Securities – Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth through monetary policies including reduced or increased interest rates, may at times affect the prices of a range of financial assets, which could negatively impact Fund performance. In recent years, the U.S. Federal Reserve has reversed many of its monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

All countries are vulnerable economically to the impact of a public health crisis caused by outbreaks of disease, such as COVID-19. Such crises may depress consumer demand, disrupt supply chains, slow economic growth, and potentially lead to market closures, travel restrictions, government-imposed shutdowns, and quarantines, all of which could adversely affect the economies of many of the markets in which the Funds invest, and which could in turn lead to declines in the value of the Funds’ investments or decrease the liquidity of those investments.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Russia’s ongoing military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets.

•Risks Affecting Specific Companies – Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

•Risks of Investing in Small and Mid-Cap Companies – Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

•Growth Company Risk – Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile, especially during periods of economic uncertainty. Because the prices of many growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns, and their stock prices may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, the value of growth company stocks held by the Fund may decline when the market does not recognize their growth potential or value, investor demand for such stocks decreases, there is deceleration in the expected growth rate of the companies, or Thornburg’s judgment as to the growth potential or value of a growth company stock proves to be wrong. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

•Biotechnology Company Risk – The success of biotechnology companies in which the Funds may invest may be highly dependent on the development, procurement and/or marketing of drugs. Biotechnology companies may face intense competition and may incur significant costs in researching, developing or procuring new drugs, products or technologies and the related intellectual property rights. The results of such research and expenditures are unpredictable and may not necessarily lead to commercially successful products, or may lead to products that rapidly become obsolete, resulting in a complete loss on the company’s investments. Biotechnology companies may also be subject to expenses and losses from insurance costs due to the risk of product liability lawsuits. Biotechnology companies’ finances may depend on the development, protection and exploitation of intellectual property rights and other proprietary information and may be adversely affected by the loss or impairment of, or the inability to enforce, such intellectual property rights. In addition, changes in government regulations and restrictions may delay or inhibit the release of new biotechnology products, and there can be no assurance that the necessary approvals will be obtained or maintained. Also, biotechnology companies may be more reliant on capital markets to invest in and support their business operations. Biotechnology companies’ valuations, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market, particularly if their products are subject to regulatory approval and/or under regulatory scrutiny.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

•Information Technology Securities Risk – Because the information technology sector is often subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, and developments in emerging wireless transmission technologies, the stock prices of companies in the sector may be more volatile than the overall market. Compared to companies in other sectors, information technology companies may also face more intense competition, be more dependent on consumer and business acceptance and compatibility with other products as new technologies evolve and older products become obsolete, and may be more heavily dependent on intellectual property rights, the impairment or inability to enforce those rights, and regulatory approval for protection of patents. These factors are likely to be even more significant for smaller, less-seasoned information technology companies, which may have more limited personnel, financial resources, and product lines.

•Risks of Investing in Depositary Receipts – ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs, or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated (see “Investing in Foreign Securities and Debt Obligations; Foreign Currency Risks” below).

Certain depositary receipts in which a Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt. In the case of the Thornburg Developing World Fund, investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund’s investment policies and restrictions.

•Risks of Investing in Publicly Traded Real Estate Investment Trusts (“REITs”) – Publicly traded REITs are pooled investment vehicles in which ownership interests are publicly traded, and which invest in real estate or real estate-related companies. Types of publicly traded REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the 1940 Act.

•Limited Number of Portfolio Holdings – Global Opportunities Fund, International Equity Fund, International Growth Fund, Developing World Fund, and Income Builder Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if Thornburg believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a rate of interest, and must repay the amount borrowed at maturity. Some debt obligations have interest rates that are fixed over the life of the obligation. Other debt obligations, commonly referred to as “floating rate” obligations, have interest rates that reset periodically prior to maturity based on a specific index or reference rate, such as the Secured Overnight Financing Rate. The values and yields

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Asset-Backed Securities,” “Investing in Structured Products” and “Investing in Municipal Obligations.”

•General Risks of Investing in Debt Obligations – Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risks, market risks, interest rate risks and prepayment and extension risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Asset-Backed Securities,” “Investing in Structured Products” and “Investing in Municipal Obligations.”

•Credit and Specific Issuer Risks – Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons or entities such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. Debt obligations are often rated as to credit quality by one or more nationally recognized statistical rating organizations (“NRSROs”) NRSROs are ratings agencies that have been registered with the Securities and Exchange Commission and are generally accepted in the financial markets as recognized providers of credible and reliable credit ratings. The most common ratings agencies are Moody’s Investors Service (“Moody’s”), S&P Global Ratings (“S&P”), Fitch Ratings Inc. (“Fitch”), and Kroll Bond Rating Agency (“Kroll”). Each NRSRO uses its own rating classification system to assess the credit rating assigned to a debt obligation, but in general for each NRSRO, a debt obligation rated within one of the NRSRO’s four highest grades is considered by that NRSRO to be “investment grade,” and a debt obligation rated below those four highest grades is considered by the NRSRO to be “below investment grade.” The credit risk of a below investment grade obligation is generally more pronounced than the credit risk of an investment grade obligation. See “Risks Affecting Lower Quality Debt Securities,” below. Even among investment grade obligations, however, credit risks may vary, and an obligation rated in one of the lower grades within the investment grade category is generally seen as having more speculative characteristics than a higher-rated investment grade obligation and may be more vulnerable to adverse economic conditions. Changes in the rating assigned to a particular debt obligation by a NRSRO may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a NRSRO do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Some debt obligations may also not be rated by an NRSRO, and in those cases Thornburg determines whether the obligation is investment grade or below investment grade. In making such a determination, Thornburg compares the referenced debt obligation to other debt obligations that were issued by the same or similar issuers as the referenced obligation, that are currently outstanding, and that were rated by an NRSRO.

As described in the first part of this Prospectus, certain Funds are prohibited from investing in debt obligations that are at or below a specified credit rating, and certain Funds have a policy of investing all or a specified percentage of their net assets in debt obligations that, at the time of purchase, are rated below investment grade or, if unrated, are judged by Thornburg to be of comparable quality to an obligation that is rated below investment grade. While the balance of a Fund’s investments would under normal circumstances be comprised of investment grade debt obligations, the determination of a debt obligation’s credit rating is applied at the time that the Fund purchases the debt obligation. A Fund is not prohibited from continuing to hold a debt obligation whose rating is reduced after the Fund’s purchase, including debt obligations whose ratings are reduced to below investment grade., even if continuing to hold such an

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

obligation would cause the total percentage of the Fund’s net assets invested in below investment grade obligations to exceed a specified percentage of the its assets. If a debt obligation’s rating is reduced, the obligation may decline in value. See also “Risks Affecting Lower Quality Debt Securities,” below.

•Interest Rate Risk Affecting Debt Obligations – The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund’s share value when it holds intermediate or longer maturity obligations. Additionally, investments in floating rate obligations include the risk that the obligation’s interest rate may reset to a lower level of interest during the period of a Fund’s investment.

•Prepayment and Extension Risk Affecting Certain Debt Obligations – Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

•Risks of Investing in Debt Obligations of Small and Mid-Cap Companies – Smaller, less seasoned companies are subject to generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. As a result of those characteristics, small- and mid-capitalization companies may perform poorly during times of economic stress, and debt obligations issued by such companies may be subject to higher risk that the issuer is unable to meet principal and interest payments on its obligations.

•Market, Economic, and Liquidity Risks Affecting Debt Obligations – In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. Additionally, changes in monetary policy adopted by the U.S. Federal Reserve or other central banks may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

•Risks Affecting Lower Quality Debt Securities – A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. As described above under the caption “Credit and Specific Issuer Risks,” credit ratings are often determined by rating organizations such as Moody’s, S&P, Fitch, and Kroll. Debt obligations which are rated below the four highest grades by a NRSRO are considered by that NRSRO to be “below investment grade.” Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

•Additional Risks Affecting Convertible Debt Obligations – Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

•Additional Risks Affecting Zero Coupon Bonds and Stripped Securities – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Investing in Foreign Equity Securities and Debt Obligations

Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

•Identifying Foreign Investments – Investments are considered “foreign” or having been made “outside the United States” if at the time the investment is made by a Fund the issuer of the investment is domiciled outside the United States, or the issuer is determined by Thornburg to be tied economically to a country other than the United States. Thornburg considers the following material factors in determining if an investment is tied economically to one or more countries other than the United States: (i) whether the issuer is included in a benchmark index intended to measure the performance of markets outside the United States (e.g., the MSCI All Country World ex USA Index); (ii) whether the issuer is organized or headquartered in a non-United States country or maintains most of its assets in one or more such countries; (iii) whether the issuer’s equity securities are traded principally on a stock exchange of a non-U.S. country; or (iv) whether the issuer derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more non-U.S. countries. In addition, the application of these factors is inevitably complex and not precise in certain respects, companies may be economically tied to a number of countries (including the United States), and different persons may evaluate these factors differently and reach different conclusions as to whether or not a given issuer or its securities would be considered foreign or tied economically to countries other than the United States. See also “Developing Country Risk” below for a discussion of factors that Thornburg considers in determining if an investment by the Fund is an investment in a developing country.

•General Risks Affecting Foreign Investments – Foreign investments may be subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

•Foreign Currency Risks – Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. Thornburg may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that Thornburg pursues, such as the use of currency forward contracts, may involve additional risks.

•Developing Country Risks – As noted in the “Fund Summary” portions of this Prospectus, certain Funds may invest all or a specified percentage of their net assets developing countries, also known as emerging market countries. For this purpose, Thornburg considers the following material factors in determining if an investment by a Fund is an investment in a developing country: (i) whether the issuer is included in the MSCI Emerging Markets Index; (ii) whether the issuer is organized or headquartered in a developing country or maintains most of its assets in one or more such countries; (iii) whether the issuer’s equity securities are traded principally on a stock exchange of a developing country; or (iv) whether the issuer derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries. Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that may be politically unstable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other significant risks to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

•Risks of Obligations Issued by Foreign Governments – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

•Risks Affecting Specific Countries or Regions – From time to time, a significant portion of the assets of Global Opportunities Fund, International Equity Fund, International Growth Fund, Developing World Fund and Investment Income Builder Fund may be invested in issuers that are economically exposed to one country or region. In that event, the Fund’s share value may be more susceptible to conditions and developments in that country or region and potentially more volatile than the share value of a more geographically diversified fund. In certain cases, investors in issuers from such countries or regions may not have the same transparency into the accounting and governance standards of those issuers as they may have for companies located in the U.S., and as a result it may be more difficult to identify fraudulent practices that

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

may adversely affect a company’s share price. The nature and degree of the risks affecting a given country or region, and the extent of a Fund’s exposure to any such country or region, is expected to vary over time. Fund shareholders can find more information about the countries in which each Fund is invested and the percentage of each Fund’s investment in such countries in the most recent annual and semi-annual reports to shareholders.

Investing in Municipal Obligations

Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

•General Risks Affecting Municipal Obligations – Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment and extension risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

•Certain Tax Risks – Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates risk.

•Risks of Changes in the Law – Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

•Loss of Insurance or Downgrade of Insurer’s Credit Rating – Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s or S&P, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

•Risks of Investment in Municipal Leases – Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Investing in U.S. Government Obligations

United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

•General Risks of Investing in U.S. Government Obligations – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further, obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

•Risks of Investing in Agency Obligations – U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments

Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

•Risks Affecting Mortgage-Backed Securities – Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and the Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Subprime mortgages, those securities with limited credit support, or those securities with no legally required support from the U.S. government are more likely to default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.”

Mortgage-backed securities may be issued by non-governmental issuers such as banks or other financial institutions. Such mortgage-backed securities are often supported by insurance or a guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, such mortgage-backed securities may be harder to value and less liquid than mortgage-backed securities issued by a government or government agency.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Products,” below, for further discussion of these instruments.

Investing in Asset-Backed Securities

Asset-backed securities also may represent interests in pools of assets other than real estate mortgages. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

•Risks of Asset-Backed Securities – As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Furthermore, as with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Asset-backed securities are typically issued by non-governmental issuers such as banks or other financial institutions. Such asset-backed securities are often supported by insurance or a guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of assets may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, and asset-backed securities may therefore present greater credit risks than mortgage-backed securities.

Investing in Structured Products

Structured products are securities backed by, or that represent interests in, an underlying pool of debt obligations. Structured products include mortgage-backed and asset-backed securities, as described above, and also include investments in collateralized debt obligations (“CDOs”), which is a category of products that includes collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). Interests in certain structured products are issued to investors by a trust or other special purpose entity that has been organized to hold the underlying pool of obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) and/or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured products may be backed by so-called “subprime” mortgages.

CDOs are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

•Risks of Structured Products – All structured products entail the same risks associated with an investment in the underlying debt obligations, including credit risk, interest-rate risk, market and liquidity risks, prepayment and extension risk, and management risk. Additionally, an investment in this type of product entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured products may also be less liquid than for other debt obligations, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. This may be especially true for structured products backed by less creditworthy assets, such as a CMO or REMIC backed primarily by subprime mortgages, a CLO backed primarily by investment grade loans, or a CMO backed primarily by below investment grade bonds. The pool of assets that backs a structured product is typically owned

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

by a special purpose vehicle, such as a trust, and investors in structured products also face the risk that the trustee or other manager of that special purpose vehicle will fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the investors in the structured product. Finally, certain structured products may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks.

Investing in Other Investment Companies

Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund except Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

Temporary Defensive Positions

For temporary defensive purposes, including when Thornburg determines it is necessary to meet the liquidity needs of the Fund, each Fund may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Because such short-term securities tend to generate lower investment returns compared to longer-term investments, investments in these short-term and other securities for temporary periods could reduce a Fund’s ability to attain its investment goals. Investments in such securities could also result in current income subject to federal and state income taxes.

Redemption Risk

If a significant percentage of a Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. Such redemptions could also have a significant negative impact on the Fund’s net asset value and liquidity, and could negatively impact the Fund’s ability to implement its investment strategy.

Cybersecurity and Operational Risk

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants, or the issuers of securities held by a Fund may adversely affect a Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds and their service providers as well as the ability of shareholders to transact with the Funds. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. Most issuers in which the Funds invest are heavily dependent on computers for data

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Organization and Management of the Funds

Organization of the Funds

Each Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement, which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services for each Fund under the terms of an Administrative Services Agreement, which specifies that Thornburg will administer, supervise, perform, or direct certain administrative functions necessary or desirable for the operation of the Funds. The fees that Thornburg is entitled to receive under the Investment Advisory Agreement and Administrative Services Agreement are described below under the heading “Investment Advisory and Administrative Services Fees.” Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

Fund Portfolio Managers

Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. Some Funds have a single portfolio manager, and other Funds have portfolio managers who work together. For Funds with more than one portfolio manager, the portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are jointly and primarily responsible for day-to-day management of the Fund’s portfolio, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The portfolio manager(s) of each Fund are identified in the following table. Following the table is information about each such portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the SAI.

Fund Name	Portfolio Manager(s)
Global Opportunities Fund	Brian McMahon
Miguel Oleaga
International Equity Fund	Lei Wang
Matt Burdett
International Growth Fund	Nick Anderson
Sean Sun
Developing World Fund	Pablo Echavarria
Di Zhou
Investment Income Builder Fund	Matt Burdett
Christian Hoffmann
Brian McMahon
Limited Term U.S. Government Fund	Lon Erickson
Christian Hoffmann
Limited Term Income Fund	Lon Erickson
Christian Hoffmann

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Fund Name	Portfolio Manager(s)
Strategic Income Fund	Lon Erickson
Ali Hassan
Christian Hoffmann

Nicholas Anderson, cfa, a managing director of Thornburg, has been a portfolio manager of the International Growth Fund since 2021. Mr. Anderson joined Thornburg in 2016 as an equity research analyst, was promoted to senior equity research analyst in 2020, associate portfolio manager in 2021 and portfolio manager in 2021, and was named a managing director in 2021. Prior to joining Thornburg, Mr. Anderson worked for Prudential plc and Eastspring Investments in Hong Kong, Vietnam, and Singapore. Mr. Anderson holds an MBA with honors from the University of Chicago Booth School of Business and a BA with honors from the University of North Carolina at Chapel Hill.

Matt Burdett, a managing director and head of equities of Thornburg, has been a portfolio manager of Investment Income Builder Fund since 2019 and International Equity Fund since 2021. Mr. Burdett rejoined Thornburg in 2015 as an associate portfolio manager, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2018. Prior to his rejoining Thornburg, Mr. Burdett spent several years as a senior vice president and portfolio manager at PIMCO, where he co-managed various dividend-oriented strategies. Prior to his time at PIMCO, Mr. Burdett worked as an equity analyst at Thornburg, and before that he was director of healthcare investment banking at CIBC World Markets / Oppenheimer and a medicinal chemist at Sunesis Pharmaceuticals. He holds a bachelor’s degree in chemistry from the University of California, Berkeley and an MBA from the University of Southern California.

Pablo Echavarria, cfa, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Mr. Echavarria rejoined Thornburg in 2025 as a portfolio manager. From 2018 to 2025, Mr. Echavarria was a portfolio manager and business analyst at WCM. Earlier in Mr. Echavarria’s career, he joined Thornburg in 2014 as an equity research analyst and was promoted to associate portfolio manager in 2015. Mr. Echavarria worked as a global equity analyst at Turner Investment Partners from 2007 to late 2013, where he supported various equity portfolios and was directly responsible for the firm’s Latin American financials coverage. Prior to working at Turner, Mr. Echavarria worked as a trading assistant at BlackRock. Mr. Echavarria holds a BA in business administration from Drexel University.

Lon Erickson, cfa, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010; a portfolio manager of Limited Term U.S. Government Fund and Strategic Income Fund since 2015; and a portfolio manager of Core Plus Bond Fund since 2023. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Ali Hassan, cfa, a managing director of Thornburg, has been a portfolio manager of Strategic Income Fund since 2021. Mr. Hassan joined Thornburg in 2013 as a fixed income analyst, became senior fixed income analyst in 2017 and managing director in 2020, and was named portfolio manager of Strategic Income Fund in 2021. Prior to his joining Thornburg, Mr. Hassan worked at Lone Star Funds, Zeo Capital Advisors, and H.I.G. Capital on distressed credit and turnaround private equity investments. He began his career as a credit analyst in Citigroup’s loan origination and loan workout groups. Mr. Hassan graduated from Stanford University with a BA in economics and a BS in mathematical & computational science.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been a portfolio manager of Strategic Income Fund since 2018; and a portfolio manager of Investment Income Builder Fund, Limited Term U.S. Government Fund, and Limited Term Income Fund since 2023. Mr. Hoffmann joined Thornburg in 2012 and was named a managing director in 2017. Mr. Hoffmann holds a BA in economics from New York University. Prior to joining Thornburg, Mr. Hoffmann served as a senior credit analyst with H.I.G. Capital in Miami, Florida, where he specialized in distressed debt investments and credit driven special situations. Mr. Hoffmann began his career in the investment banking division of Lehman Brothers.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and the vice chairman and a managing director and chief investment strategist of Thornburg Investment Management, Inc., has been a portfolio manager of Investment Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, as its chief investment officer from 2004 until 2019, and, as chief investment strategist, he serves as a key voice for the investment team and Thornburg clients.

Miguel Oleaga, a managing director of Thornburg, has been a portfolio manager of the Global Opportunities Fund since 2020. Mr. Oleaga joined Thornburg in 2014 as an equity research analyst, was promoted to associate portfolio manager in 2017, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2019. Prior to his joining Thornburg, Mr. Oleaga worked at Putnam Investments, conducting equity analysis supporting growth, value, and dividend-focused mandates. He held a series of positions of increasing responsibility at Putnam beginning in 2004. He holds a BS in business administration (finance and management specialties) from the University of Massachusetts.

Sean Sun, cfa, a managing director of Thornburg, has served as a portfolio manager of International Growth Fund since 2017. Mr. Sun joined Thornburg in 2012 as an equity research analyst, was promoted to associate portfolio manager in 2015, and was promoted to portfolio manager in 2017. Prior to joining Thornburg, Mr. Sun held portfolio analysis and modeling positions at Bank of America. Mr. Sun holds an MBA with concentrations in finance and entrepreneurship from the University of Chicago Booth School of Business and a BA in economics from the University of California at Berkeley.

Lei Wang, cfa, a managing director of Thornburg, has been a portfolio manager of International Equity Fund since 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Di Zhou, cfa, frm, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Ms. Zhou rejoined Thornburg in 2025 as a portfolio manager. From 2021 to 2025, Ms. Zhou was an investment principal at Cambiar. Prior to Cambiar, she joined Thornburg in 2010 as an equity research analyst, and was promoted to associate portfolio manager in 2014, and then served as portfolio manager from 2015 until 2021. Ms. Zhou began her career as a senior associate at Wilshire Associates, covering growth equity and fixed income manager research. Ms. Zhou holds a BA in business administration from the University of Southern California and an MBA from the University of Chicago Booth School of Business.

Investment Advisory and Administrative Services Fees

Investment Advisory Fees

The following table shows the effective investment advisory fee rate that was paid by each Fund to Thornburg pursuant to the Investment Advisory Agreement during the fiscal year ended September 30, 2025, calculated as a percentage of the Fund’s average daily net assets.

Fund Name	Effective Advisory Fee Rate
Global Opportunities Fund	0.83%
International Equity Fund	0.75%
International Growth Fund	0.86%
Developing World Fund	0.97%
Investment Income Builder Fund	0.69%
Limited Term U.S. Government Fund	0.37%
Limited Term Income Fund	0.32%
Strategic Income Fund	0.53%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

The investment advisory fee rate for each Fund is a blended rate that is calculated in accordance with the following breakpoint schedules, and which will therefore decrease as the Fund’s assets increase and increases as the Fund’s assets decrease:

Global Opportunities Fund, International Equity Fund, International Growth Fund, and Income Builder Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.875%
$500 million to $1 billion	0.825%
$1 billion to $1.5 billion	0.775%
$1.5 billion to $2 billion	0.725%
Over $2 billion	0.675%

Developing World Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.975%
$500 million to $1 billion	0.925%
$1 billion to $1.5 billion	0.875%
$1.5 billion to $2 billion	0.825%
Over $2 billion	0.775%

Limited Term U.S. Government Fund
Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.375%
$1 billion to $2 billion	0.325%
Over $2 billion	0.275%

Limited Term Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%
$500 million to $1 billion	0.450%
$1 billion to $1.5 billion	0.400%
$1.5 billion to $2 billion	0.350%
Over $2 billion	0.275%

Strategic Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.750%
$500 million to $1 billion	0.675%
$1 billion to $1.5 billion	0.625%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.500%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees for the period ending October 31, 2026 is contained in the Fund’s Form N-CSR for the year ended September 30, 2025.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Administrative Services Fees

The administrative services fee payable by each Fund is computed as an annual percentage of the aggregate average daily net assets of all share classes of all of the Funds of the Trust, at a blended rate calculated in accordance with the following breakpoint schedule, and which will therefore decrease as the Trust’s assets increase, and increase as the Trust’s assets decrease:

Net Assets of the Trust	Administrative Services Fee Rate
0 to $20 billion	0.100%
$20 billion to $40 billion	0.075%
$40 billion to $60 billion	0.040%
Over $60 billion	0.030%

Fee Waivers and Expense Reimbursements

Thornburg may from time to time contractually agree to waive fees or reimburse expenses incurred by a Fund, or by certain classes of shares of a Fund, so that the total annual operating expenses of that Fund or class do not exceed a specified percentage of average daily net assets (an “expense cap”). For additional information about whether your Fund, or any share class thereof, is currently the subject of a contractual fee waiver and expense reimbursement agreement, see the Fund’s Annual Fund Operating Expenses table, and the footnotes thereto, in the first part of this Prospectus. Thornburg may recoup fees waived or expenses reimbursed in any fiscal year if, during that same fiscal year, the Fund’s total annual operating expenses fall below the expense cap that was in place at the time that those fees or expenses were waived or reimbursed. Thornburg will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Fund’s total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Fee waivers or reimbursement of expenses for a Fund or class will boost its performance, and recoupment of waivers or reimbursements will reduce its performance.

Pricing Fund Shares

The Funds are open for business each day the New York Stock Exchange (“NYSE”) is open. On each such day, the Funds normally calculate their net asset values (“NAVs”) for each class of shares as of 4:00 p.m. Eastern Time. The Funds will not treat an intraday suspension, disruption or closure in NYSE trading as a closure of the NYSE and will therefore continue to calculate NAVs as of 4:00 p.m. ET on those days. The NAV of each class of shares of a Fund is calculated by adding the value of all of the assets attributable to that class, subtracting the liabilities attributable to that class, and then dividing that result by the number of shares of that class that are outstanding.

For purposes of calculating the NAV of each class of shares of a Fund, the assets attributable to that class are valued each business day in accordance with the Trust’s valuation policies and procedures. Pursuant to those policies and procedures, securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by Trustees of the Trust. Commercial paper with a remaining maturity of 60 days or less is valued by Thornburg at amortized cost, subject to regular confirmation through the use of valuations obtained from the Fund’s custodian or an independent pricing service.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, valuation of the Funds’ portfolio investment securities is performed by Thornburg, which has been designated by the Trustees of the Trust as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. Thornburg performs

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

this valuation function in accordance with policies and procedures that have been adopted by Thornburg and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, Thornburg makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. Thornburg performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though Thornburg may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and Thornburg’s work in discharging the functions under the Valuation Policy and Procedures.

A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Committee are exceeded, foreign equity investments held by a Fund may be valued using alternative methods.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by a Fund, or where the Committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee will calculate a fair value for the obligation using alternative methods under Valuation Policy and Procedures.

In instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating such valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

When an order to purchase, sell, or exchange Fund shares (together “Transactions”) is received in proper form prior to the Funds’ close of trading, those shares are priced at that day’s NAV. If a Transaction is received after the Funds’ close of trading, it will receive the next calculated NAV. “Proper form” means that you have provided sufficient information necessary to process your Transaction as outlined in this Prospectus, including any required signatures, documents, payment, and Medallion Signature Guarantees. If a Transaction is provided to the Funds on your behalf by a financial intermediary that is authorized to receive and transmit such orders, or by an authorized designee of that financial intermediary, then the Transaction will generally be deemed to have been received by the Funds at the time that it was first received in proper form by your intermediary or its designee. If you hold your shares directly with the Funds, instead of through a financial intermediary, Transactions will generally be deemed to have been received by the Fund at the time that it was first received in proper form by the Trust’s Transfer Agent.

Transactions must normally be received by the Trust’s Transfer Agent, or an approved financial intermediary or their authorized designee prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) to be processed at the net asset value calculated on that day. If the NYSE is scheduled to close earlier, or if the NYSE has an unscheduled early closing on a day it has opened for business, the cutoff for Transactions that will receive that day’s NAV will correspond to the actual NYSE’s closing time.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

General Information about Fund Share Purchases

Effective February 1, 2026, Class R3, Class R4, and Class R5 shares of each Fund were closed to new investors. Notwithstanding the foregoing, financial intermediaries that had an investment allocation to a Fund’s Class R3, Class R4, or Class R5 shares prior to February 1, 2026 may continue to do all of the following on or after that date: (a) purchase, sell, and exchange that class of shares of the Fund; and (b) offer that class of shares of the Fund to clients and plan participants, and allow both existing and new clients and plan participants to purchase, sell, or exchange that class of shares of the Fund. Notwithstanding the foregoing, each Fund also reserves the right in its discretion to accept purchases and exchanges of Class R3, Class R4, and Class R5 shares from certain new investors after February 1, 2026.

Subject to the limitations described in the previous paragraph, Class R3, Class R4 and Class R5 shares are generally only available to employer sponsored retirement plans where the employer, administrator, sponsor, or other related person has entered into an agreement to make those shares available to plan participants, under terms specified from time to time by Thornburg. Retirement plans wishing to make Class R3, Class R4 or Class R5 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds.

For this purpose, employer-sponsored retirement plans include: plans that qualify under sections 401(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (such as a 401(k) plan, money purchase pension plan, defined benefit plan, Taft-Hartley multi-employer plan, and a multi-participant health savings account).

Employer-sponsored retirement plans do not include: retail non-retirement accounts; individual retirement accounts (“IRAs”); Roth IRAs; SIMPLE IRAs; individual profit sharing plans; individual 403(b) plans; Simplified Employee Pensions (“SEPs”); SAR-SEPs; 529 tuition programs; Coverdell Educational Savings Accounts; individual health savings accounts; individual 401(k) plans; and 401(k) plans that are not administered by a professional plan administrator or where the plan administrator is not set up to administer Class R shares (i.e., small employer 401(k) plans). Accordingly, the foregoing investors are generally not eligible to purchase Class R3, Class R4 or Class R5 shares.

Before opening an account to purchase Fund shares, please note the following:

•Shares of the Funds are only available for purchase by those U.S. citizens, resident aliens, and U.S. entities that have an address in the U.S. or its territories (including U.S. military or diplomatic addresses) and a valid U.S. social security number, employer identification number, or other taxpayer identification number (TIN) issued by the U.S. Internal Revenue Service. Non-U.S. persons who meet the customer identification and verification requirements under the Trust’s Anti-Money Laundering Policy may be accepted in the sole discretion of Thornburg.

•You may add to your plan account by contacting your plan administrator.

•Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. Furthermore, legal entity customers may be asked to provide verification and identification information about their ultimate beneficial owners and control persons. We are required to reject any new account application if the required information is not provided.

•A Medallion Signature Guarantee may be required for certain transactions, as described in the respective account application and/or shareholder form.

•Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order.

Purchasing and Holding Shares through a Financial Intermediary

Class R3, Class R4 and Class R5 shares are generally only available to employer sponsored retirement plans through a financial intermediary, such as a securities broker-dealer, a bank, trust company or other financial institution that provides recordkeeping services to employer-sponsored retirement plans. The intermediary will typically provide a range of services for the convenience of the plan or the plan participants, which may include holding Fund shares of record for the participants, issuing account statements, executing transactions, distributing dividends and redemption proceeds, and assisting with tax reporting.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Financial intermediaries that offer shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg, Thornburg Securities LLC, the Funds’ distributor (“TSL”), or the Funds’ Transfer Agent, and none of those persons audit the operations of such financial intermediaries. The plan is responsible for selecting the intermediary, and none of the Funds, Thornburg, TSL, or the Funds’ Transfer Agent are responsible for errors or omissions by such financial intermediaries, including failures or delays in crediting the plan or its participants for dividends or redemption proceeds, errors in account statements or other reports, errors in executing purchases or sales of shares, delays in reports, electronic hacking or other cyber events affecting the plan’s accounts with an intermediary, or for any loss to the plan or its participants due to a failure or insolvency of the intermediary, the intermediary’s loss of property or funds, or other acts or omissions by the intermediary. Plans should therefore exercise care in selecting a financial intermediary.

When Fund shares are purchased through a financial intermediary, note that the intermediary may impose a charge or fee for that service, the amounts of which may differ depending on the class of shares owned, the identity of the financial intermediary, how the Fund shares are held, and other factors. The intermediary may also impose investment minimums, investment limits, or purchase procedures that differ from those described in this Prospectus, or it may waive investment minimums. Please confer with your financial intermediary to discuss those topics.

Financial intermediaries may also receive certain payments from the Funds, Thornburg, or TSL in respect of the purchase and sale of Fund shares and as compensation for shareholder support and account maintenance services. See “Other Information About the Funds; Compensation to Financial Intermediaries” below for more information.

Selling Fund Shares

General Information about Fund Share Redemptions

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Your shares will be redeemed by the Fund at the NAV per share next determined after your redemption request is received in proper form.

Payment for redeemed shares normally will be made by the Fund’s Transfer Agent as soon as practicable and typically within two business days, and in most cases within seven days, after receipt of a properly executed request for redemption. However, the Fund may hold payment on redemptions until it is reasonably satisfied that any investment previously made by check has been collected, which can take up to 15 business days. Additionally, if you hold your shares directly with the Fund, the Fund’s Transfer Agent may temporarily place a hold on the disbursement of redemption proceeds to you if: (a) you are either (i) a natural person age 65 or older, or (ii) a natural person age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders you unable to protect your own interests; and (b) the Transfer Agent has a reasonable belief that the redemption request is part of a scheme to financially exploit you. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

Redemption proceeds are normally settled by check or bank transfer. Each Fund generally expects to meet redemption requests out of its holdings of cash, or by selling portfolio investments to generate cash to meet those requests. If considered appropriate by Thornburg, and subject to terms and conditions approved by the Trustees, a Fund may pay redemption proceeds in portfolio securities rather than normal settlement.

Note that your financial intermediary may impose a charge or fee for redeeming Fund shares, and may impose other restrictions or apply other procedures to your redemption. Please confer with your financial intermediary to discuss those topics.

Medallion Signature Guarantees

Some redemption requests will require a Medallion Signature Guarantee or other evidence of identity or authority. These requirements are intended to protect you and your Fund from fraud. We will require a Medallion Signature Guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances.

It is possible to obtain a Medallion Signature Guarantee from a bank, broker-dealer, credit union or other participant in the Securities Transfer Agent Medallion Program (“STAMP”). While in certain circumstances a notarized instruction may be accepted, along with additional verification, a notary public generally does not provide a signature guarantee.

Exchanging Fund Shares

Shareholders are allowed to exchange their shares of a Fund for shares of the same class of another Fund without the imposition of any sales charge, fee, or other charge imposed being either Fund. Additionally, shareholders are allowed to exchange their shares of a Fund for a different class of shares of that Fund or another Fund, with the exception of any exchange that would result in the payment of a commission on the purchase side of the exchange. You should contact your plan administrator for information about any fees or other requirements that your employer-sponsored retirement plan may impose on such exchanges.

Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate or modify your exchange privilege for any reason, including if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

The Funds Offer Different Share Classes

The specific share classes offered by each Fund through this Prospectus are described for each Fund in the first part of the Prospectus. Each Fund may also offer one or more other classes of shares that are not offered through this Prospectus. Each of a Fund’s shares represents an equal undivided interest in the Fund’s assets, and each share class of a Fund has the same investment objective(s) and a common investment portfolio. However, each share class has varying annual expenses and sales charge structures, which will affect performance.

Financial intermediaries that offer Fund shares to their customers determine which share classes to make available, and are responsible for advising you as to which of those share classes is appropriate for you. Financial intermediaries may receive different compensation for selling different classes of shares. If you are investing in Fund shares through a financial intermediary, you should contact your intermediary to obtain information respecting the different share classes of the Funds. You can also obtain more information about the Fund’s shares by contacting TSL at 1-800-847-0200.

No sales charge, contingent deferred sales charge or redemption fee is currently imposed on the purchase or redemption of Class R3, Class R4 or Class R5 shares.

Class R3 and Class R4 shares of a Fund are subject to a Rule 12b-1 Service Plan, which allows the Fund to pay TSL, or other persons as designated by TSL, up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSL, or by others as directed by TSL or the Trust for shareholder and distribution-related services. Class R3 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment to TSL or to such other persons as TSL may direct, of up to 0.25% of the class’s average annual net assets for the sale and distribution of the Fund’s Class R3 shares and to pay for commissions and other distribution expenses. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which allows the Fund to pay TSL or other persons as designated by TSL for expenses incurred by TSL, or by others as directed by TSL or the Trust, for shareholder and distribution-related services.

Thornburg currently has no intention to seek payment under the plan for Class R5 shares. Because this fee would be paid out of the class’s assets on an ongoing basis, over time this fee would increase the cost of your investment and may cost more than paying other types of sales charges.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Other Information about the Funds

Please contact your plan administrator for information respecting your account. Additionally, please visit Thornburg’s website at Thornburg.com for helpful information 24 hours a day. Shareholders should note that certain methods of contacting Thornburg may be unavailable or delayed following a natural disaster, cybersecurity incident, or other force majeure event.

Compensation to Financial Intermediaries

Amounts that could be paid by each Fund to a financial intermediary in connection with rule 12b-1 plans, if any, are displayed for each Fund under the caption “Fees and Expenses of the Fund” in the front portion of this Prospectus. Additional information about those 12b-1 plan payments also appears above under the heading “The Funds Offer Different Share Classes.”

With respect to Class R3, Class R4, or Class R5 shares, Thornburg and TSL may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of those shares of a Fund. These amounts may be in the form of commissions, finder’s fees or similar incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSL also may provide non-monetary compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Because a financial intermediary may have a financial incentive to recommend a particular mutual fund to the intermediary’s customers if the intermediary receives payments or other support from that fund’s affiliates, investors who hold their Fund shares through a financial intermediary should consult with that intermediary and carefully review any disclosure by that intermediary respecting the intermediary’s compensation.

With respect to Class R3, Class R4, or Class R5 shares, the Funds may pay amounts to financial intermediaries to compensate those intermediaries for shareholder support and account maintenance services that the intermediaries provide to their customers who own Fund shares. The Funds may make such payments to the extent the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The services provided by these financial intermediaries may include account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing, and distribution of Fund prospectuses, shareholder reports and other information. Thornburg also may pay amounts from its own resources to financial intermediaries for those services. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum.

In addition to the amounts described above, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Inactive Accounts

Under certain states’ laws, the assets within a financial account may be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include lack of interaction with the Funds or the Funds’ Transfer Agent, a shareholder’s failure to cash a check, update their mailing address, or respond to Fund inquiries within the specified time period. Generally, under these state laws, simply receiving communication from the Funds will not meet the criteria for contact. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. While Thornburg or the Funds’ Transfer Agent will attempt to contact you, you are responsible for ensuring that your account is not “abandoned” for purposes of these state laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

The State of Texas has enacted a law which allows Texas residents to designate a representative who can be contacted if the assets in your Fund account are at risk of being considered abandoned and turned over to the State. The designated representative will not have any rights or access to your mutual fund shares and will only receive notice if your property is deemed abandoned. If you are a resident of Texas and wish to designate such a representative, please complete the

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Unclaimed Property Designation of Representative form located on the website of the Texas Comptroller of Public Accounts at https://comptroller.texas.gov/programs/claim-it/report/ forms/index.php, and return that completed form to the Fund’s Transfer Agent at the address on the back of this Propectus.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders. Those policies and procedures delegate to Thornburg the task of monitoring trading activity in the Funds to identify excessive trading. In determining whether particular trading activity constitutes excessive trading, Thornburg may consider various factors, including the nature of securities held by a Fund (including whether any significant portion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Purchase orders (including the purchase side of an exchange transaction) may be rejected by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Thornburg Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively).

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSL will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees upon request to provide Thornburg with certain information regarding investors who trade in Fund shares through the omnibus account, and to restrict or prohibit further purchases or exchanges of Fund shares by any investor who Thornburg has identified as having engaged in excessive trading activity within the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The financial intermediaries who hold shares through omnibus accounts may also implement procedures, separate from the procedures that Thornburg implements, to monitor and restrict trading by their customers that the intermediaries perceive to be excessive.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Dividends and Distributions

The Funds expect to distribute substantially all their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of income received by each Fund, reduced by expenses of the Fund. Dividends from net investment income, if any, are declared and paid according to the following schedule:

Fund	Declares	Pays
Global Opportunities Fund	annually	annually
International Equity Fund	annually	annually
International Growth Fund	annually	annually
Developing World Fund	annually	annually
Investment Income Builder Fund	daily	quarterly
Limited Term U.S. Government Fund	monthly	monthly
Limited Term Income Fund	monthly	monthly
Strategic Income Fund	daily	monthly

Net capital gains are the gains realized by a Fund upon sale of investments, reduced by losses realized upon sale of investments. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Dividends

Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains

Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

Taxes

Federal Taxes – In General

Certain general aspects of federal income taxation of shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions

Distributions paid by a Fund to a shareholder who holds their shares through a qualified retirement plan account are generally not taxable at the time of distribution but may be taxed when the shareholder withdraws monies from that account. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts representing net investment income, income realized upon amortization of market discount on debt obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares. In addition, there is a possibility that some of the distributions of a Fund may be classified as return of capital.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Sales or Redemptions of Shares

An investor’s redemption of Fund shares or exchange of shares for shares of another Fund through a qualified retirement plan account is not generally subject to federal income tax under current law unless the transaction results in a distribution to the investor. A taxable shareholder’s redemption of Fund shares or exchange of shares for shares of another Fund will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2025 for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund’s financial statements, is included in each Fund’s Form N-CSR, which is available upon request.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Global Opportunities Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods Are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2025	$39.17	0.94	8.75	9.69	(0.90)	(0.97)	—	(1.87)	$46.99
2024	$32.20	0.37	8.35	8.72	(0.55)	(1.20)	—	(1.75)	$39.17
2023	$27.37	0.61	5.28	5.89	(0.27)	(0.79)	—	(1.06)	$32.20
2022	$38.81	0.20	(6.69)	(6.49)	(0.40)	(4.55)	—	(4.95)	$27.37
2021	$31.38	0.42	9.31	9.73	—	(2.30)	—	(2.30)	$38.81
CLASS R4 SHARES
2025	$39.35	0.94	8.81	9.75	(0.94)	(0.97)	—	(1.91)	$47.19
2024	$32.36	0.40	8.38	8.78	(0.59)	(1.20)	—	(1.79)	$39.35
2023	$27.53	0.64	5.30	5.94	(0.32)	(0.79)	—	(1.11)	$32.36
2022	$39.01	0.24	(6.73)	(6.49)	(0.44)	(4.55)	—	(4.99)	$27.53
2021	$31.50	0.49	9.32	9.81	—	(2.30)	—	(2.30)	$39.01
CLASS R5 SHARES
2025	$40.00	1.16	8.91	10.07	(1.09)	(0.97)	—	(2.06)	$48.01
2024	$32.87	0.56	8.50	9.06	(0.73)	(1.20)	—	(1.93)	$40.00
2023	$27.95	0.79	5.37	6.16	(0.45)	(0.79)	—	(1.24)	$32.87
2022	$39.53	0.38	(6.83)	(6.45)	(0.58)	(4.55)	—	(5.13)	$27.95
2021	$31.84	0.61	9.47	10.08	(0.09)	(2.30)	—	(2.39)	$39.53

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class R3	Class R4	Class R5
2024	1.03%	1.13%	1.54%
2023	1.91%	1.97%	2.41%
2022	0.56%	0.67%	1.08%
2021	1.10%	1.27%	1.60%

(b)Not annualized for periods less than one year.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(b)	Portfolio Turnover Rate (%)(b)	Net Assets at End of Period (Thousands)

2.38	1.50	2.42	26.29	15.07	$2,955
1.05	1.50	2.49	28.47	14.91	$2,833
1.94	1.50	2.43	21.76	17.07	$2,761
0.61	1.50	2.40	(19.47)	26.92	$2,639
1.15	1.50	2.07	32.48	25.48	$3,776

2.36	1.40	2.01	26.38	15.07	$6,303
1.15	1.40	2.15	28.53	14.91	$4,931
2.00	1.40	2.10	21.82	17.07	$5,023
0.72	1.40	2.09	(19.37)	26.92	$4,573
1.32	1.40	1.83	32.62	25.48	$6,177

2.86	0.99	1.31	26.88	15.07	$21,600
1.56	0.99	1.35	29.06	14.91	$18,134
2.43	0.99	1.20	22.32	17.07	$17,592
1.12	0.99	1.38	(19.06)	26.92	$15,512
1.64	0.99	1.36	33.18	25.48	$20,673

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg International Equity Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2025	$28.97	0.38	4.30	4.68	(0.37)	(1.31)	—	(1.68)	$31.97
2024	$22.44	0.41	6.60	7.01	(0.38)	(0.10)	—	(0.48)	$28.97
2023	$18.17	0.32	4.29	4.61	(0.34)	—	—	(0.34)	$22.44
2022	$28.75	0.27	(7.16)	(6.89)	(0.26)	(3.43)	—	(3.69)	$18.17
2021	$24.77	0.23	4.52	4.75	—	(0.77)	—	(0.77)	$28.75
CLASS R4 SHARES
2025	$28.72	0.43	4.24	4.67	(0.42)	(1.31)	—	(1.73)	$31.66
2024	$22.25	0.45	6.55	7.00	(0.43)	(0.10)	—	(0.53)	$28.72
2023	$18.03	0.36	4.25	4.61	(0.39)	—	—	(0.39)	$22.25
2022	$28.56	0.32	(7.10)	(6.78)	(0.32)	(3.43)	—	(3.75)	$18.03
2021	$24.60	0.28	4.49	4.77	(0.04)	(0.77)	—	(0.81)	$28.56
CLASS R5 SHARES
2025	$30.27	0.51	4.52	5.03	(0.49)	(1.31)	—	(1.80)	$33.50
2024	$23.43	0.55	6.88	7.43	(0.49)	(0.10)	—	(0.59)	$30.27
2023	$18.96	0.44	4.47	4.91	(0.44)	—	—	(0.44)	$23.43
2022	$29.84	0.39	(7.44)	(7.05)	(0.40)	(3.43)	—	(3.83)	$18.96
2021	$25.66	0.38	4.67	5.05	(0.10)	(0.77)	—	(0.87)	$29.84

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class R3	Class R4	Class R5
2025	1.40%	1.62%	1.80%
2024	1.41%	1.61%	1.86%
2023	1.51%	1.72%	1.98%
2022	1.11%	1.32%	1.53%
2021	0.71%	0.90%	1.18%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class R3, 1.36%; Class R4, 1.16%; Class R5, 0.90%; and 2021 would have been: Class R3, 1.45%; Class R4, 1.25%; Class R5, 0.99%.

(c)Not annualized for periods less than one year.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg International Equity Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

1.33	1.36	1.63	17.74	28.49	$144,188
1.62	1.42	1.73	31.71	45.47	$128,725
1.42	1.36	1.71	25.47	43.13	$110,275
1.16	1.40	1.70	(27.97)	48.88	$100,783
0.80	1.75	1.91	19.46	42.85	$157,724

1.55	1.16	1.42	17.95	28.49	$109,321
1.82	1.22	1.54	31.98	45.47	$93,021
1.62	1.16	1.48	25.68	43.13	$82,599
1.37	1.19	1.50	(27.81)	48.88	$69,822
0.99	1.55	1.70	19.69	42.85	$104,735

1.73	0.90	1.17	18.29	28.49	$94,843
2.07	0.96	1.24	32.29	45.47	$117,461
1.90	0.90	1.23	26.03	43.13	$101,451
1.57	0.94	1.28	(27.60)	48.88	$86,468
1.26	1.29	1.46	19.97	42.85	$160,007

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg International Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2025	$26.61	(0.06)	0.35	0.29	—	(1.89)	—	(1.89)	$25.01
2024	$21.21	—(d)	5.43	5.43	(0.03)	—	—	(0.03)	$26.61
2023	$17.90	(0.01)	3.35	3.34	(0.03)	—	—	(0.03)	$21.21
2022	$29.80	—(d)	(9.91)	(9.91)	—	(1.99)	—	(1.99)	$17.90
2021	$28.01	(0.16)	2.33	2.17	—	(0.38)	—	(0.38)	$29.80
CLASS R4 SHARES
2025	$26.83	(0.03)	0.34	0.31	(0.01)	(1.89)	—	(1.90)	$25.24
2024	$21.38	0.01	5.49	5.50	(0.05)	—	—	(0.05)	$26.83
2023	$18.06	0.02	3.37	3.39	(0.07)	—	—	(0.07)	$21.38
2022	$30.02	0.03	(10.00)	(9.97)	—	(1.99)	—	(1.99)	$18.06
2021	$28.18	(0.13)	2.35	2.22	—	(0.38)	—	(0.38)	$30.02
CLASS R5 SHARES
2025	$28.29	0.06	0.38	0.44	(0.09)	(1.89)	—	(1.98)	$26.75
2024	$22.53	0.11	5.78	5.89	(0.13)	—	—	(0.13)	$28.29
2023	$19.03	0.11	3.55	3.66	(0.16)	—	—	(0.16)	$22.53
2022	$31.41	0.12	(10.51)	(10.39)	—	(1.99)	—	(1.99)	$19.03
2021	$29.35	(0.01)	2.45	2.44	—	(0.38)	—	(0.38)	$31.41

(a) Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class R3	Class R4	Class R5
2024	(0.02)%	0.02%	0.42%
2023	(0.05)%	0.05%	0.48%
2022	(0.06)%	0.07%	0.44%
2021	(0.60)%	(0.51)%	(0.11)%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%.

(c)Not annualized for periods less than one year.

(d)Net investment income (loss) was less than $0.01 per share.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

(0.26)	1.50	2.36	1.85	28.90	$3,716
(0.01)	1.50	2.18	25.63	44.57	$4,771
(0.03)	1.50	2.25	18.69	37.24	$4,508
(0.01)	1.50	2.29	(35.79)	63.54	$4,340
(0.52)	1.51	1.89	7.78	34.41	$7,643

(0.14)	1.40	2.12	1.89	28.90	$5,370
0.04	1.40	2.04	25.77	44.57	$7,103
0.08	1.40	2.01	18.78	37.24	$7,083
0.12	1.40	2.00	(35.72)	63.54	$6,670
(0.42)	1.41	1.63	7.91	34.41	$9,903

0.22	0.99	1.76	2.34	28.90	$4,947
0.44	0.99	1.57	26.24	44.57	$6,387
0.50	0.99	1.38	19.25	37.24	$12,979
0.49	0.99	1.45	(35.46)	63.54	$21,233
(0.02)	1.00	1.27	8.35	34.41	$36,396

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Developing World Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS R5 SHARES
2025	$23.46	0.34	3.38	3.72	(0.63)	—	—	(0.63)	$26.55
2024	$20.15	0.17	3.57	3.74	(0.43)	—	—	0.43)	$23.46
2023	$18.87	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.15
2022	$28.12	0.48	(9.73)	(9.25)	—	—	—	—	$18.87
2020	$23.33	0.10	4.73	4.83	(0.04)	—	—	(0.04)	$28.12

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

Class R5
2022	1.94%
2021	0.34%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class R5, 1.09%.

(c)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

1.47	1.04	2.08	16.42	46.93	$3,009
0.80	1.04	2.04	18.88	90.88	$3,380
1.31	1.04	2.05	8.69	37.64	$3,206
1.94	1.06	2.15	(32.89)	68.24	$2,403
0.35	1.09	1.70	20.72	61.50	$4,157

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Income Builder Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2025	$26.65	1.22	5.30	6.52	(1.10)	(0.22)	—	(1.32)	$31.85
2024	$22.32	0.95	4.41	5.36	(1.03)	—	—	(1.03)	$26.65
2023	$19.21	1.02	3.15	4.17	(1.06)	—	—	(1.06)	$22.32
2022	$22.95	1.09	(3.74)	(2.65)	(1.09)	—	—	(1.09)	$19.21
2021	$18.70	1.10	4.18	5.28	(1.03)	—	—	(1.03)	$22.95
CLASS R4 SHARES
2025	$26.69	1.25	5.31	6.56	(1.15)	(0.22)	—	(1.37)	$31.88
2024	$22.35	0.99	4.41	5.40	(1.06)	—	—	(1.06)	$26.69
2023	$19.24	1.06	3.13	4.19	(1.08)	—	—	(1.08)	$22.35
2022	$22.98	1.12	(3.75)	(2.63)	(1.11)	—	—	(1.11)	$19.24
2021	$18.72	1.12	4.20	5.32	(1.06)	—	—	(1.06)	$22.98
CLASS R5 SHARES
2025	$26.85	1.37	5.34	6.71	(1.25)	(0.22)	—	(1.47)	$32.09
2024	$22.48	1.08	4.45	5.53	(1.16)	—	—	(1.16)	$26.85
2023	$19.35	1.09	3.22	4.31	(1.18)	—	—	(1.18)	$22.48
2022	$23.11	1.21	(3.76)	(2.55)	(1.21)	—	—	(1.21)	$19.35
2021	$18.83	1.22	4.21	5.43	(1.15)	—	—	(1.15)	$23.11

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class R3	Class R4	Class R5
2025	4.33%	4.41%	4.82%
2024	3.86%	4.02%	4.38%
2023	4.63%	4.81%	4.88%
2022	4.32%	4.44%	4.79%
2021	4.68%	4.77%	5.18%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; and 2021 would have been: Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%

(c)Not annualized for periods less than one year.

(d)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 28.55%.

(e)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 29.02%.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Income Builder Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Period (Thousands)

4.37	1.50	1.55	25.26	27.78	$23,741
3.88	1.50	1.69	24.37	24.81	$21,650
4.65	1.50	1.63	21.87	26.28	$19,995
4.76	1.50	1.63	(12.15)	25.31	$19,842
4.93	1.63	1.71	28.39	18.99	$24,971

4.45	1.39	1.39	25.39	27.78	$12,419
4.04	1.40	1.57	24.51	24.81	$12,741
4.82	1.40	1.44	21.96	26.28	$10,181
4.87	1.40	1.50	(12.08)	25.31	$10,181
5.02	1.53	1.59	28.60(d)	18.99	$12,751

4.86	0.99	1.06	25.86	27.78	$20,305
4.39	0.99	1.25	25.01	24.81	$19,236
4.91	0.99	1.16	22.44	26.28	$18,323
5.21	0.99	1.12	(11.71)	25.31	$29,318
5.43	1.12	1.22	29.07(e)	18.99	$38,749

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2025	$12.20	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.25
2024	$11.49	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.20
2023	$11.65	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.49
2022	$13.06	0.11	(1.34)	(1.23)	(0.18)	—	—	(0.18)	$11.65
2021	$13.39	0.06	(0.25)	(0.19)	(0.14)	—	—	(0.14)	$13.06
CLASS R4 SHARES
2025	$12.18	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.23
2024	$11.47	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.18
2023	$11.64	0.22	(0.15)	0.07	(0.24)	—	—	(0.24)	$11.47
2022	$13.05	0.12	(1.35)	(1.23)	(0.18)	—	—	(0.18)	$11.64
2021	$13.37	0.06	(0.24)	(0.18)	(0.14)	—	—	(0.14)	$13.05
CLASS R5 SHARES
2025	$12.20	0.35	0.05	0.40	(0.36)	—	—	(0.36)	$12.24
2024	$11.48	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.20
2023	$11.65	0.25	(0.14)	0.11	(0.28)	—	—	(0.28)	$11.48
2022	$13.07	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.65
2021	$13.39	0.11	(0.25)	(0.14)	(0.18)	—	—	(0.18)	$13.07

(a)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.56	0.99	1.93	3.14	22.17	$2,453
2.46	0.99	1.92	9.03	32.26	$2,579
1.86	0.99	1.75	0.70	38.65	$2,821
0.89	0.99	1.52	(9.50)	28.92	$3,471
0.46	0.99	1.31	(1.41)	9.50	$7,601

2.58	0.99	2.29	3.14	22.17	$1,320
2.48	0.99	2.65	9.04	32.26	$1,035
1.85	0.99	2.91	0.61	38.65	$931
0.92	0.99	2.30	(9.51)	28.92	$1,146
0.47	0.99	1.63	(1.34)	9.50	$2,011

2.91	0.67	2.11	3.39	22.17	$1,356
2.79	0.67	2.24	9.47	32.26	$1,209
2.16	0.67	2.01	0.94	38.65	$1,461
1.30	0.67	1.64	(9.27)	28.92	$1,995
0.80	0.67	1.56	(1.02)	9.50	$2,198

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Limited Term Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods Are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2025	$13.15	0.47	0.07	0.54	(0.47)	—	—	(0.47)	$13.22
2024	$12.40	0.44	0.76	1.20	(0.45)	—	—	(0.45)	$13.15
2023	$12.38	0.33	0.03	0.36	(0.34)	—	—	(0.34)	$12.40
2022	$13.84	0.18	(1.44)	(1.26)	(0.20)	—	—	(0.20)	$12.38
2021	$14.15	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.84
CLASS R4 SHARES
2025	$13.14	0.47	0.06	0.53	(0.47)	—	—	(0.47)	$13.20
2024	$12.38	0.44	0.77	1.21	(0.45)	—	—	(0.45)	$13.14
2023	$12.37	0.34	0.01	0.35	(0.34)	—	—	(0.34)	$12.38
2022	$13.83	0.20	(1.46)	(1.26)	(0.20)	—	—	(0.20)	$12.37
2021	$14.14	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.83
CLASS R5 SHARES
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.37	0.40	0.02	0.42	(0.40)	—	—	(0.40)	$12.39
2022	$13.83	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.37
2021	$14.14	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.83

(a)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

3.59	0.99	1.09	4.22	32.96	$30,452
3.48	0.99	1.08	9.83	59.42	$35,717
2.66	0.99	1.06	2.93	37.65	$37,395
1.39	0.99	1.04	(9.16)	46.77	$49,513
0.94	0.99	1.02	0.11	33.37	$51,825

3.58	0.99	1.11	4.14	32.96	$11,366
3.46	0.99	1.21	9.92	59.42	$16,303
2.71	0.99	1.15	2.84	37.65	$18,774
1.51	0.99	1.24	(9.16)	46.77	$17,988
0.94	0.99	1.19	0.11	33.37	$10,777

4.08	0.49	0.71	4.73	32.96	$46,970
3.98	0.49	0.66	10.38	59.42	$70,839
3.15	0.49	0.74	3.44	37.65	$70,594
1.88	0.49	0.71	(8.71)	46.77	$111,149
1.44	0.49	0.69	0.61	33.37	$134,974

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Strategic Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.98	0.42	0.03	0.45	(0.42)	—	—	(0.42)	$11.01
2022	$12.40	0.33	(1.38)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.98
2021	$12.22	0.40	0.21	0.61	(0.43)	—	—	(0.43)	$12.40
CLASS R4 SHARES
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.97	0.42	0.04	0.46	(0.42)	—	—	(0.42)	$11.01
2022	$12.39	0.32	(1.37)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.97
2021	$12.22	0.40	0.20	0.60	(0.43)	—	—	(0.43)	$12.39
CLASS R5 SHARES
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.50	0.03	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.39	0.40	(1.39)	(0.99)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.21	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.39

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class R3	Class R4	Class R5
2024	4.36%	4.35%	4.98%
2021	3.19%	3.21%	3.84%

(b)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(b)	Portfolio Turnover Rate (%)(b)	Net Assets at End of Period (Thousands)

4.43	1.25	2.88	4.21	30.03	$1,225
4.36	1.25	3.37	10.52	60.47	$1,130
3.78	1.25	4.49	4.15	22.34	$670
2.77	1.25	3.96	(8.64)	27.19	$641
3.20	1.25	3.16	5.06	28.55	$837

4.42	1.25	2.29	4.21	30.03	$1,942
4.35	1.25	2.07	10.52	60.47	$2,430
3.81	1.25	2.10	4.24	22.34	$2,806
2.76	1.25	2.44	(8.65)	27.19	$2,044
3.21	1.25	2.28	4.98	28.55	$2,139

5.09	0.60	0.85	4.89	30.03	$139,890
4.98	0.60	0.87	11.24	60.47	$91,965
4.46	0.60	0.88	4.90	22.34	$62,908
3.38	0.60	0.96	(8.14)	27.19	$40,507
3.84	0.60	0.92	5.74	28.55	$64,449

Additional Information

Investment Advisor

Thornburg Investment Management®, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Distributor

Thornburg Securities LLC
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.
2 Avenue De Lafayette
Boston, Massachusetts 02111

Transfer Agent

SS&C GIDS, Inc.
Post Office Box 219017
Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Ropes & Gray LLP,
1211 Avenue of the Americas, New York, NY 10036-8704.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders and in Form N-CSR. In each Fund’s Annual Report you will find a summary of the key factors that materally affected the Fund’s performence during the reporting period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities LLC at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at Thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities LLC. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities LLC, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

(800) 847-0200

Thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

TH364